UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue - New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Vectors ETF Trust

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	September 30
Date of reporting period:	December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BIOTECH ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Ireland: 1.7%
181,406	Alkermes Plc (USD) *	$10,082,546
Netherlands: 2.5%
526,746	Qiagen NV (USD) *	14,759,423
Spain: 1.9%
673,248	Grifols SA (ADR)	10,819,095
United States: 93.8%
207,442	ACADIA Pharmaceuticals, Inc. * †	5,982,627
204,643	Alexion Pharmaceuticals, Inc. *	25,038,071
259,111	Allergan Plc *	54,415,901
126,692	Alnylam Pharmaceuticals, Inc. * †	4,743,349
476,259	Amgen, Inc.	69,633,828
135,627	Biogen Idec, Inc. *	38,461,105
316,795	BioMarin Pharmaceutical, Inc. *	26,243,298
39,546	Bluebird Bio, Inc. * †	2,439,988
568,152	Celgene Corp. *	65,763,594
123,385	Charles River Laboratories International, Inc. *	9,400,703
910,095	Gilead Sciences, Inc.	65,171,903
210,095	Illumina, Inc. *	26,900,564
252,072	Incyte Corp. *	25,275,259
23,389	Intercept Pharmaceuticals, Inc. * †	2,541,215
209,178	Ionis Pharmaceuticals, Inc. * †	10,004,984
166,374	Neurocrine Biosciences, Inc. *	6,438,674
335,484	Quintiles Transnational Holdings, Inc. *	25,513,558
70,944	Regeneron Pharmaceuticals, Inc. *	26,042,833
137,967	Seattle Genetics, Inc. * †	7,280,519
78,806	TESARO, Inc. * †	10,597,831
76,024	United Therapeutics Corp. * †	10,904,122
340,586	Vertex Pharmaceuticals, Inc. *	25,090,971
		543,884,897
Total Common Stocks (Cost: $696,816,177)		579,545,961
MONEY MARKET FUND: 0.1% (Cost: $448,917)
448,917	Dreyfus Government Cash Management Fund	448,917
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $697,265,094)		579,994,878

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.9%
Repurchase Agreements: 5.9%
$8,117,715	Repurchase agreement dated 12/30/16 with Citigroup Global Markets, Inc., 0.53%, due 1/3/17, proceeds $8,118,193; (collateralized by various U.S. government and agency obligations, 2.00% to 8.50%, due 12/1/17 to 1/1/47, valued at $8,280,069 including accrued interest)	8,117,715
1,708,516	Repurchase agreement dated 12/30/16 with J.P. Morgan Securities LLC, 0.50%, due 1/3/17, proceeds $1,708,611; (collateralized by various U.S. government and agency obligations, 0.00% to 1.38%, due 4/13/17 to 8/31/21, valued at $1,742,697 including accrued interest)	1,708,516
8,117,715	Repurchase agreement dated 12/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 1/3/17, proceeds $8,118,166; (collateralized by various U.S. government and agency obligations, 1.74% to 6.00%, due 8/1/22 to 1/15/49, valued at $8,280,069 including accrued interest)	8,117,715
8,117,715	Repurchase agreement dated 12/30/16 with Mizuho Securities USA, Inc., 0.48%, due 1/3/17, proceeds $8,118,148; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 7/1/24 to 9/20/46, valued at $8,280,069 including accrued interest)	8,117,715
8,117,715	Repurchase agreement dated 12/30/16 with Nomura Securities International, Inc., 0.50%, due 1/3/17, proceeds $8,118,166; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 1/15/17 to 8/20/66, valued at $8,280,070 including accrued interest)	8,117,715
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $34,179,376)		34,179,376
Total Investments: 105.9% (Cost: $731,444,470)		614,174,254
Liabilities in excess of other assets: (5.9)%		(34,444,018)
NET ASSETS: 100.0%		$579,730,236

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $33,159,212.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Biotechnology	68.5%	$397,529,264
Health Care	22.6	130,956,007
Life Sciences Tools & Services	8.8	51,060,690
Money Market Fund	0.1	448,917
	100.0%	$579,994,878

The summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$579,545,961	$—	$—	$579,545,961
Money Market Fund	448,917	—	—	448,917
Repurchase Agreements	—	34,179,376	—	34,179,376
Total	$579,994,878	$34,179,376	$—	$614,174,254

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2016.

See Notes to Schedules of Investments

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Canada: 10.1%
24,110	Waste Connections, Inc. (USD)	$1,894,805
United Kingdom: 3.8%
10,725	Steris Plc (USD)	722,758
United States: 86.2%
18,113	ABM Industries, Inc.	739,735
41,769	Calgon Carbon Corp.	710,073
9,261	Cantel Medical Corp.	729,304
30,740	Casella Waste Systems, Inc. *	381,483
26,508	Ceco Environmental Corp.	369,787
8,915	Clarcor, Inc.	735,220
12,720	Clean Harbors, Inc. *	707,868
47,446	Covanta Holding Corp. †	740,158
54,219	Darling International, Inc. *	699,967
17,067	Donaldson Company, Inc. †	718,179
34,496	Layne Christensen Co. *	374,972
49,185	Newpark Resources, Inc. *	368,888
33,268	Republic Services, Inc.	1,897,939
13,786	Schnitzer Steel Industries, Inc.	354,300
24,911	Stericycle, Inc. *	1,919,143
10,139	Tennant Co.	721,897
11,388	Tenneco, Inc. *	711,408
16,890	Tetra Tech, Inc.	728,804
14,809	US Ecology, Inc.	727,862
26,962	Waste Management, Inc.	1,911,875
		16,248,862
Total Common Stocks (Cost: $15,606,902)		18,866,425
MONEY MARKET FUND: 0.1% (Cost: $21,937)
21,937	Dreyfus Government Cash Management Fund	21,937
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $15,628,839)		18,888,362

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.2%
Repurchase Agreements: 7.2%
$360,228	Repurchase agreement dated 12/30/16 with HSBC Securities USA, Inc., 0.45%, due 1/3/17, proceeds $360,246; (collateralized by various U.S. government and agency obligations, 0.88% to 3.00%, due 5/15/17 to 5/15/46, valued at $367,433 including accrued interest)	360,228
1,000,000	Repurchase agreement dated 12/30/16 with Nomura Securities International, Inc., 0.50%, due 1/3/17, proceeds $1,000,056; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 1/15/17 to 8/20/66, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,360,228)		1,360,228
Total Investments: 107.4% (Cost: $16,989,067)		20,248,590
Liabilities in excess of other assets: (7.4)%		(1,394,495)
NET ASSETS: 100.0%		$18,854,095

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,330,517.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	3.8%	$711,408
Consumer Staples	3.7	699,967
Energy	2.0	368,888
Health Care	7.7	1,452,062
Industrials	77.1	14,569,727
Materials	5.6	1,064,373
Money Market Fund	0.1	21,937
	100.0%	$18,888,362

The summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$18,866,425	$—	$—	$18,866,425
Money Market Fund	21,937	—	—	21,937
Repurchase Agreements	—	1,360,228	—	1,360,228
Total	$18,888,362	$1,360,228	$—	$20,248,590

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2016.

See Notes to Schedules of Investments

GAMING ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.7%
Australia: 16.1%
85,598	Aristocrat Leisure Ltd. #	$958,225
57,815	Crown Ltd. #	483,486
103,402	Star Entertainment Group Ltd. #	386,133
117,863	TABCORP Holdings Ltd. #	409,723
240,893	Tatts Group Ltd. #	778,882
		3,016,449
Canada: 0.7%
8,951	Amaya, Inc. (USD) *	126,657
China / Hong Kong: 21.4%
283,240	Galaxy Entertainment Group Ltd. #	1,226,961
26,900	Melco Crown Entertainment Ltd. (ADR)	427,710
147,300	MGM China Holdings Ltd. #	304,321
329,200	Sands China Ltd. #	1,420,473
379,000	SJM Holdings Ltd. #	295,798
210,800	Wynn Macau Ltd. #	333,295
		4,008,558
Greece: 1.5%
32,072	OPAP SA #	284,027
Ireland: 6.5%
11,406	Paddy Power Betfair Plc #	1,216,097
Japan: 5.1%
9,500	Heiwa Corp. #	217,487
8,379	Sankyo Co. Ltd. #	270,709
30,500	Sega Sammy Holdings, Inc. #	454,164
		942,360
Malaysia: 3.2%
121,267	Berjaya Sports Toto Bhd	80,016
509,898	Genting Malaysia Bhd #	519,811
		599,827
Malta: 1.7%
34,502	Unibet Group Plc (LDR) #	324,106
New Zealand: 1.5%
103,838	Sky City Entertainment Group Ltd. #	284,380
Singapore: 3.3%
995,900	Genting Singapore Plc #	621,327
South Africa: 0.8%
70,346	Tsogo Sun Holdings Ltd. #	141,714
South Korea: 3.2%
17,356	Kangwon Land, Inc. #	513,574
8,983	Paradise Co. Ltd. #	90,091
		603,665
Sweden: 2.4%
19,823	Betsson AB #	191,335
32,412	NetEnt AB #	250,138
		441,473
United Kingdom: 6.2%
43,338	GVC Holdings Plc #	343,715
178,968	Ladbrokes Plc #	256,384
26,681	Playtech Ltd. #	272,164
82,137	William Hill Plc #	294,146
		1,166,409
United States: 22.1%
10,714	Boyd Gaming Corp. *	216,101
1,494	Churchill Downs, Inc.	224,772
17,375	International Game Technology Plc	443,410
25,313	Las Vegas Sands Corp.	1,351,967
43,042	MGM Mirage *	1,240,901
9,429	Penn National Gaming, Inc. *	130,026
6,101	Wynn Resorts Ltd. †	527,798
		4,134,975
Total Common Stocks (Cost: $21,416,094)		17,912,024
REAL ESTATE INVESTMENT TRUSTS: 4.0% (Cost: $830,523)
United States: 4.0%
24,478	Gaming and Leisure Properties, Inc.	749,516
MONEY MARKET FUND: 0.5% (Cost: $87,110)
87,110	Dreyfus Government Cash Management Fund	87,110
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $22,333,727)		18,748,650

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.8% (Cost: $515,893)
Repurchase Agreement: 2.8%
$515,893	Repurchase agreement dated 12/30/16 with Nomura Securities International, Inc., 0.50%, due 1/3/17, proceeds $515,922; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 1/15/17 to 8/20/66, valued at $526,211 including accrued interest)	515,893
Total Investments: 103.0% (Cost: $22,849,620)		19,264,543
Liabilities in excess of other assets: (3.0)%		(552,095)
NET ASSETS: 100.0%		$18,712,448

ADR	American Depositary Receipt
LDR	Local Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $501,325.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,142,666 which represents 70.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	92.7%	$17,389,722
Information Technology	2.8	522,302
Real Estate	4.0	749,516
Money Market Fund	0.5	87,110
	100.0%	$18,748,650

The summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$3,016,449	$—	$3,016,449
Canada	126,657	—	—	126,657
China / Hong Kong	427,710	3,580,848	—	4,008,558
Greece	—	284,027	—	284,027
Ireland	—	1,216,097	—	1,216,097
Japan	—	942,360	—	942,360
Malaysia	80,016	519,811	—	599,827
Malta	—	324,106	—	324,106
New Zealand	—	284,380	—	284,380
Singapore	—	621,327	—	621,327
South Africa	—	141,714	—	141,714
South Korea	—	603,665	—	603,665
Sweden	—	441,473	—	441,473
United Kingdom	—	1,166,409	—	1,166,409
United States	4,134,975	—	—	4,134,975
Real Estate Investment Trusts	749,516	—	—	749,516
Money Market Fund	87,110	—	—	87,110
Repurchase Agreement	—	515,893	—	515,893
Total	$5,605,984	$13,658,559	$—	$19,264,543

During the period ended December 31, 2016, transfers of securities from Level 1 to Level 2 were $388,946. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Australia: 0.4%
18,034	Mayne Pharma Group Ltd. * #	$17,506
Belgium: 3.5%
2,353	UCB SA #	150,847
Canada: 0.3%
7,310	ProMetic Life Sciences, Inc. * †	12,156
China / Hong Kong: 7.0%
30,500	3SBio, Inc. * # Reg S 144A	29,631
74,000	CSPC Pharmaceutical Group Ltd. #	78,807
2,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	5,157
40,000	Luye Pharma Group Ltd. #	23,667
5,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	15,264
9,300	Shanghai Pharmaceuticals Holding Co. Ltd. #	21,229
90,000	Sino Biopharmaceutical Ltd. #	63,122
14,400	Sinopharm Group Co. Ltd. #	59,026
		295,903
Finland: 1.3%
1,242	Orion OYJ #	55,294
Germany: 0.9%
754	Stada Arzneimittel AG #	39,031
Hungary: 1.1%
2,254	Richter Gedeon Nyrt #	47,765
India: 22.1%
1,065	Ajanta Pharma Ltd. #	27,895
7,078	Aurobindo Pharma Ltd. #	69,630
2,419	Biocon Ltd. #	33,774
12,384	Cadila Healthcare Ltd.	64,903
9,721	Cipla Ltd. #	81,328
3,211	Divi’s Laboratories Ltd. #	36,988
2,004	Dr. Reddy’s Laboratories Ltd. (ADR)	90,741
3,413	Glenmark Pharmaceuticals Ltd. #	44,581
1,526	Ipca Laboratories Ltd. * #	11,961
5,456	Lupin Ltd. #	119,235
2,107	Natco Pharma Ltd. #	17,946
1,081	Strides Shasun Ltd. #	16,860
29,112	Sun Pharmaceuticals Industries Ltd. #	269,539
2,047	Torrent Pharmaceuticals Ltd. #	39,638
1,337	Wockhardt Ltd. #	12,912
		937,931
Indonesia: 1.5%
567,000	Kalbe Farma Tbk PT #	63,542
Ireland: 8.7%
1,833	Alkermes Plc (USD) *	101,878
174	COSMO Pharmaceuticals NV (CHF) #	28,963
2,695	Endo International Plc (USD) *	44,387
671	ICON Plc (USD) *	50,459
1,733	Perrigo Co. Plc (USD)	144,238
		369,925
Israel: 7.9%
517	Taro Pharmaceutical Industries Ltd. (USD) * †	54,425
7,752	Teva Pharmaceutical Industries Ltd. (ADR)	281,010
		335,435
Japan: 8.5%
1,200	Hisamitsu Pharmaceutical Co., Inc. #	60,060
700	Kissei Pharmaceutical Co. Ltd. #	17,444
7,000	Kyowa Hakko Kirin Co. Ltd. #	96,752
300	Mochida Pharmaceutical Co. Ltd. #	20,834
700	Nichi-iko Pharmaceutical Co. Ltd. #	10,007
700	PeptiDream, Inc. * #	36,344
500	Sawai Pharmaceutical Co. Ltd. #	26,857
1,100	Taisho Pharmaceutical Holdings Co. Ltd. #	91,377
		359,675
Jordan: 1.6%
2,902	Hikma Pharmaceuticals Plc (GBP) #	67,817
South Africa: 2.7%
5,521	Aspen Pharmacare Holdings Ltd. #	114,225
South Korea: 7.1%
1,480	Celltrion, Inc. * #	131,263
141	Green Cross Corp. #	18,311
569	Green Cross Holdings Corp. #	11,197
126	Hanmi Pharm Co. Ltd. #	31,774
705	Hanmi Science Co. Ltd. #	35,548
92	Kolon Life Science, Inc. #	8,923
100	LG Life Sciences Ltd. * # §	5,633
68	Medy-Tox, Inc. #	20,012
141	Yuhan Corp. #	23,266
2,149	Yungjin Pharmaceutical Co. Ltd. * #	15,622
		301,549
Spain: 0.8%
2,092	Almirall SA #	32,517
Switzerland: 2.6%
640	Lonza Group AG #	110,823
Taiwan: 1.0%
2,000	OBI Pharma, Inc. * #	17,606
1,000	Pharmally International Holding Co. Ltd. #	13,151
9,080	ScinoPharm Taiwan Ltd. #	10,859
		41,616
United States: 21.2%
1,525	Akorn, Inc. * †	33,291
1,360	Albemarle Corp.	117,069
389	Cambrex Corp. *	20,986
572	Charles River Laboratories International, Inc. *	43,581
1,565	Halozyme Therapeutics, Inc. * †	15,462
1,946	Horizon Pharma Plc *	31,486
893	Impax Laboratories, Inc. *	11,832
646	INC Research Holdings, Inc. *	33,980
866	Insys Therapeutics, Inc. * †	7,967
252	Ligand Pharmaceuticals, Inc. * †	25,606
1,303	Mallinckrodt Plc *	64,915
6,471	Mylan NV *	246,869
1,654	Nektar Therapeutics *	20,295
6,735	Opko Health, Inc. * †	62,635
451	Pacira Pharmaceuticals, Inc. *	14,567
737	PRA Health Sciences, Inc. *	40,623
1,440	Quintiles Transnational Holdings, Inc. *	109,512
		900,676
Total Common Stocks (Cost: $4,586,967)		4,254,233
MONEY MARKET FUND: 1.2% (Cost: $49,502)
49,502	Dreyfus Government Cash Management Fund	49,502
Total Investments Before Collateral for Securities Loaned: 101.4% (Cost: $4,636,469)		4,303,735

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.6% (Cost: $154,709)
Repurchase Agreement: 3.6%
$154,709	Repurchase agreement dated 12/30/16 with Citigroup Global Markets, Inc., 0.51%, due 1/3/17, proceeds $154,718; (collateralized by various U.S. government and agency obligations, 0.13% to 1.75%, due 4/15/20 to 1/15/28, valued at $157,803 including accrued interest)	154,709
Total Investments: 105.0% (Cost: $4,791,178)		4,458,444
Liabilities in excess of other assets: (5.0)%		(213,340)
NET ASSETS: 100.0%		$4,245,104

ADR	American Depositary Receipt
CHF	Swiss Franc
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $138,924.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,509,360 which represents 59.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,633 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $29,631, or 0.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Biotechnology	12.2%	$523,842
Health Care Distributors	1.8	80,255
Life Sciences Tools & Services	10.4	446,952
Pharmaceuticals	71.7	3,086,115
Specialty Chemicals	2.7	117,069
Money Market Fund	1.2	49,502
	100.0%	$4,303,735

The summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$17,506	$—	$17,506
Belgium	—	150,847	—	150,847
Canada	12,156	—	—	12,156
China / Hong Kong	—	295,903	—	295,903
Finland	—	55,294	—	55,294
Germany	—	39,031	—	39,031
Hungary	—	47,765	—	47,765
India	155,644	782,287	—	937,931
Indonesia	—	63,542	—	63,542
Ireland	340,962	28,963	—	369,925
Israel	335,435	—	—	335,435
Japan	—	359,675	—	359,675
Jordan	—	67,817	—	67,817
South Africa	—	114,225	—	114,225
South Korea	—	301,549	—	301,549
Spain	—	32,517	—	32,517
Switzerland	—	110,823	—	110,823
Taiwan	—	41,616	—	41,616
United States	900,676	—	—	900,676
Money Market Fund	49,502	—	—	49,502
Repurchase Agreements	—	154,709	—	154,709
Total	$1,794,375	$2,664,069	$—	$4,458,444

During the period ended December 31, 2016, transfers of securities from Level 2 to Level 1 were $36,571. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GLOBAL SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 85.0%
Australia: 2.1%
15,442	Orora Ltd. #	$33,321
17,235	South32 Ltd. #	34,043
		67,364
Cayman Islands: 1.1%
1,063	Theravance Biopharma, Inc. (USD) * †	33,888
China / Hong Kong: 3.2%
5,500	Cheung Kong Property Holdings Ltd. #	33,594
205,000	China Overseas Property Holdings Ltd. #	35,007
254,000	Global Brands Group Holding Ltd. * #	33,605
		102,206
Finland: 2.1%
3,896	Caverion Corp. #	32,486
2,245	Valmet OYJ #	33,028
		65,514
France: 1.0%
492	Groupe Fnac SA * #	33,306
Germany: 1.0%
637	OSRAM Licht AG #	33,423
Ireland: 3.2%
589	Adient Plc (USD) *	34,515
509	Allegion Plc (USD)	32,576
664	Prothena Corp. Plc (USD) * †	32,662
		99,753
Italy: 1.1%
8,702	Italgas SpA *	34,309
Norway: 1.1%
6,998	Aker Solutions ASA * # Reg S	33,564
Singapore: 1.1%
31,100	Frasers Centrepoint Ltd.	33,905
Sweden: 1.1%
2,336	Bonava AB * #	36,292
United Kingdom: 1.1%
9,529	Indivior Plc #	34,812
United States: 65.8%
543	AbbVie, Inc.	34,003
1,452	AdvanSix Inc *	32,147
1,096	Alcoa Corp.	30,776
751	Alexander and Baldwin, Inc.	33,697
1,604	Armstrong Flooring, Inc. *	31,936
994	Associated Capital Group, Inc.	32,653
1,947	Babcock & Wilcox Enterprises, Inc. *	32,301
2,667	Barnes and Noble Education, Inc. *	30,591
53	Cable One, Inc.	32,952
1,787	California Resources Corp. *	38,045
552	CDK Global, Inc.	32,949
1,424	Chemours Co.	31,456
2,195	CommerceHub, Inc. *	32,947
1,042	CSRA, Inc.	33,177
904	CSW Industrials, Inc. *	33,312
1,646	Donnelley Financial Solutions, Inc. *	37,825
750	Energizer Holdings, Inc.	33,458
969	Engility Holdings, Inc. *	32,655
1,367	Exterran Corp. *	32,671
1,131	Fiesta Restaurant Group, Inc. *	33,760
616	Fortive Corp.	33,036
1,358	FTD Cos, Inc. *	32,375
3,400	Gannett Co., Inc.	33,014
1,222	GCP Applied Technologies, Inc. *	32,689
868	Halyard Health, Inc. *	32,099
810	Herc Holdings, Inc. *	32,530
1,396	Hewlett Packard Enterprise Co.	32,303
1,290	Horizon Global Corp. *	30,960
519	Hyster-Yale Materials Handling, Inc.	33,097
624	Ingevity Corp. *	34,233
923	Keysight Technologies, Inc. *	33,754
1,789	Kimball Electronics, Inc. *	32,560
726	KLX, Inc. *	32,750
1,954	Knowles Corp. * †	32,651
953	Lamb Weston Holdings, Inc. *	36,071
1,895	Lands’ End, Inc. * †	28,709
457	Liberty Broadband Corp. *	33,114
1,300	LSC Communications, Inc.	38,584
828	Lumentum Holdings, Inc. *	32,002
190	Madison Square Garden Co. *	32,587
636	Mallinckrodt Plc *	31,686
1,859	Manitowoc Foodservice, Inc. *	35,934
492	Murphy USA, Inc. *	30,243
1,999	Navient Corp.	32,844
2,075	New Media Investment Group, Inc.	33,179
2,846	News Corp.	32,615
2,219	NorthStar Asset Management Group, Inc.	33,107
1,507	NOW, Inc. *	30,848
522	ONE Gas, Inc.	33,387
832	PayPal Holdings, Inc. *	32,839
384	Phillips 66	33,181
2,228	Pinnacle Entertainment, Inc. *	32,306
1,071	PJT Partners, Inc.	33,072
423	Post Holdings, Inc. *	34,005
2,097	Rayonier Advanced Materials, Inc.	32,420
391	Science Applications International Corp.	33,157
1,034	SPX Flow, Inc. *	33,150
1,906	Time, Inc.	34,022
1,967	TimkenSteel Corp. *	30,449
916	TopBuild Corp. *	32,610
1,181	Versum Materials, Inc. *	33,151
873	Vista Outdoor, Inc. *	32,214
2,268	WPX Energy, Inc. *	33,045
		2,075,893
Total Common Stocks (Cost: $2,376,809)		2,684,229
REAL ESTATE INVESTMENT TRUSTS: 14.9%
United States: 14.9%
2,924	Altisource Residential Corp.	32,281
1,395	Care Capital Properties, Inc.	34,875
2,206	CareTrust REIT, Inc.	33,796
1,163	Colony Starwood Homes	33,506
1,269	Communications Sales and Leasing, Inc. *	32,245
1,699	Four Corners Property Trust, Inc.	34,864
1,111	Gaming and Leisure Properties, Inc.	34,019
2,039	New Residential Investment Corp.	32,053
3,359	New Senior Investment Group, Inc.	32,885
2,721	NorthStar Realty Europe Corp. †	34,203
2,161	Quality Care Properties, Inc. *	33,496
1,235	Urban Edge Properties	33,975
3,239	Washington Prime Group, Inc.	33,718
1,722	Xenia Hotels & Resorts, Inc.	33,441
Total Real Estate Investment Trusts (Cost: $456,325)		469,357
MONEY MARKET FUND: 1.2% (Cost: $37,699)
37,699	Dreyfus Government Cash Management Fund	37,699
Total Investments Before Collateral for Securities Loaned: 101.1% (Cost: $2,870,833)		3,191,285

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.6% (Cost: $175,207)
Repurchase Agreement: 5.6%
$175,207	Repurchase agreement dated 12/30/16 with Citigroup Global Markets, Inc. , 0.51%, due 1/3/17, proceeds $175,217; (collateralized by various U.S. government and agency obligations, 0.13% to 1.75%, due 4/15/20 to 1/15/28, valued at $178,711 including accrued interest)	175,207
Total Investments: 106.7% (Cost: $3,046,040)		3,366,492
Liabilities in excess of other assets: (6.7)%		(210,956)
NET ASSETS: 100.0%		$3,155,536

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $170,612.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $406,481 which represents 12.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	20.5%	$652,969
Consumer Staples	3.3	103,534
Energy	5.3	170,506
Financials	7.3	233,835
Health Care	6.2	199,150
Industrials	16.7	531,646
Information Technology	11.3	361,490
Materials	9.1	291,534
Real Estate	17.0	541,226
Utilities	2.1	67,696
Money Market Fund	1.2	37,699
	100.0%	$3,191,285

The summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$67,364	$—	$67,364
Cayman Islands	33,888	—	—	33,888
China / Hong Kong	—	102,206	—	102,206
Finland	—	65,514	—	65,514
France	—	33,306	—	33,306
Germany	—	33,423	—	33,423
Ireland	99,753	—	—	99,753
Italy	34,309	—	—	34,309
Norway	—	33,564	—	33,564
Singapore	33,905	—	—	33,905
Sweden	—	36,292	—	36,292
United Kingdom	—	34,812	—	34,812
United States	2,075,893	—	—	2,075,893
Real Estate Investment Trusts*	469,357	—	—	469,357
Money Market Fund	37,699	—	—	37,699
Repurchase Agreement	—	175,207	—	175,207
Total	$2,784,804	$581,688	$—	$3,366,492

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended December 31, 2016, transfers of securities from Level 1 to Level 2 were $38,620 and transfers from Level 2 to Level 1 were $37,670. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.1%
Australia: 21.9%
77,308	AMP Ltd. #	$281,336
3,569	Blackmores Ltd. #	266,547
41,146	Carsales.com Ltd. #	337,293
5,786	Commonwealth Bank of Australia #	344,415
41,499	Computershare Ltd. #	373,596
65,576	Crown Ltd. #	548,388
8,421	CSL Ltd. #	611,073
135,700	DuluxGroup Ltd. #	611,343
125,771	Iluka Resources Ltd. #	657,108
46,882	IOOF Holdings Ltd. #	311,804
15,105	National Australia Bank Ltd. #	334,779
35,313	QBE Insurance Group Ltd. #	316,584
6,114	Ramsay Health Care Ltd. #	301,625
165,579	Telstra Corp. Ltd. #	610,515
57,350	Vocus Communications Ltd. #	160,246
13,900	Westpac Banking Corp. #	327,395
17,835	Woolworths Ltd. #	310,624
		6,704,671
Belgium: 1.0%
4,925	KBC Group NV #	304,912
Canada: 3.3%
4,760	Bank of Montreal	342,771
3,961	Canadian Imperial Bank of Commerce	323,603
8,623	National Bank of Canada †	350,630
		1,017,004
China / Hong Kong: 21.4%
656,000	Bank of China Ltd. #	289,298
59,000	Beijing Enterprises Holdings Ltd. #	277,762
89,000	Cheung Kong Property Holdings Ltd. #	543,617
402,000	China Construction Bank Corp. #	307,917
28,500	China Mobile Ltd. #	300,533
248,000	China State Construction International Holdings Ltd. #	369,606
1,262,000	China Telecom Corp. Ltd. #	578,992
276,000	Dongfeng Motor Group Co. Ltd. #	268,169
70,000	ENN Energy Holdings Ltd. #	286,857
83,000	Galaxy Entertainment Group Ltd. #	359,546
984,000	Industrial and Commercial Bank of China Ltd. #	586,795
185,463	MGM China Holdings Ltd. #	383,166
4,374	SINA Corp. (USD) *	265,896
44,000	Sun Hung Kai Properties Ltd. #	554,166
214,200	Swire Properties Ltd. #	589,772
12,700	Tencent Holdings Ltd. #	307,992
188,976	Wynn Macau Ltd. #	298,789
		6,568,873
Denmark: 1.1%
18,886	William Demant Holding A/S * #	328,642
France: 9.5%
4,954	Airbus Group SE #	327,858
16,400	Bureau Veritas SA #	318,044
4,927	Danone SA #	312,395
1,566	Kering #	351,960
42,160	Orange SA #	640,588
4,359	Safran SA #	314,142
3,864	Sanofi #	313,086
4,707	Schneider Electric SE #	327,640
		2,905,713
Germany: 5.1%
3,548	Bayerische Motoren Werke AG #	331,106
7,951	GEA Group AG #	319,714
5,690	KION Group AG #	316,548
9,600	Symrise AG #	584,438
		1,551,806
India: 4.2%
42,150	Infosys Ltd. #	625,613
9,767	Tata Consultancy Services Ltd. #	339,754
47,343	Tata Motors Ltd. #	328,079
		1,293,446
Japan: 6.1%
6,900	Kao Corp. #	327,283
12,400	KDDI Corp. #	313,781
3,500	Nidec Corp. #	301,937
7,900	Nippon Telegraph & Telephone Corp. #	333,236
15,546	Seven & i Holdings Co. Ltd. #	592,418
		1,868,655
Mexico: 1.9%
367,600	Cemex SAB de CV *	295,129
68,400	Grupo Aeroportuario del Centro Norte SAB de CV	296,755
		591,884
Netherlands: 1.1%
10,856	Koninklijke Philips NV #	332,551
New Zealand: 1.0%
52,660	Fisher & Paykel Healthcare Corp. Ltd. #	312,627
Russia: 1.1%
83,515	Mobile TeleSystems PJSC #	353,746
Singapore: 7.8%
277,600	CapitaLand Ltd. #	578,262
540,800	Genting Singapore Plc #	337,397
96,101	Oversea-Chinese Banking Corp. Ltd. #	591,628
116,500	Singapore Exchange Ltd. #	575,858
22,939	United Overseas Bank Ltd. #	323,037
		2,406,182
Spain: 1.0%
15,072	Grifols SA #	299,797
Sweden: 3.2%
20,191	Alfa Laval AB #	334,011
72,366	Elekta AB † #	640,719
		974,730
United Kingdom: 3.2%
16,941	GlaxoSmithKline PCL #	326,269
17,952	London Stock Exchange Group Plc #	643,316
		969,585
United States: 1.2%
7,122	Carnival Plc (GBP) #	361,819
Total Common Stocks (Cost: $28,568,612)		29,146,643
PREFERRED STOCKS: 1.1%
Brazil: 1.1% (Cost: $303,249)
24,000	Telefonica Brasil SA	325,044
REAL ESTATE INVESTMENT TRUSTS: 3.8%
Australia: 1.0%
142,461	Vicinity Centres #	308,263
Singapore: 2.8%
551,100	CapitaLand Commercial Trust Ltd. #	562,785
226,400	CapitaLand Mall Trust #	294,354
		857,139
Total Real Estate Investment Trusts (Cost: $1,218,839)		1,165,402
MONEY MARKET FUND: 0.1% (Cost: $40,410)
40,410	Dreyfus Government Cash Management Fund	40,410
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $30,131,110)		30,677,499

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.1% (Cost: $951,870)
Repurchase Agreement: 3.1%
$951,870	Repurchase agreement dated 12/30/16 with HSBC Securities USA, Inc., 0.45%, due 1/3/17, proceeds $951,918; (collateralized by various U.S. government and agency obligations, 0.88% to 3.00%, due 5/15/17 to 5/15/46, valued at $970,908 including accrued interest)	951,870
Total Investments: 103.2% (Cost: $31,082,980)		31,629,369
Liabilities in excess of other assets: (3.2)%		(989,574)
NET ASSETS: 100.0%		$30,639,795

GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $908,578.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $28,437,261 which represents 92.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	11.6%	$3,568,419
Consumer Staples	5.9	1,809,267
Financials	21.4	6,556,078
Health Care	10.2	3,133,838
Industrials	12.5	3,836,568
Information Technology	7.3	2,250,144
Materials	7.0	2,148,018
Real Estate	11.2	3,431,219
Telecommunication Services	11.8	3,616,681
Utilities	1.0	286,857
Money Market Fund	0.1	40,410
	100.0%	$30,677,499

The summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$6,704,671	$—	$6,704,671
Belgium	—	304,912	—	304,912
Canada	1,017,004	—	—	1,017,004
China / Hong Kong	265,896	6,302,977	—	6,568,873
Denmark	—	328,642	—	328,642
France	—	2,905,713	—	2,905,713
Germany	—	1,551,806	—	1,551,806
India	—	1,293,446	—	1,293,446
Japan	—	1,868,655	—	1,868,655
Mexico	591,884	—	—	591,884
Netherlands	—	332,551	—	332,551
New Zealand	—	312,627	—	312,627
Russia	—	353,746	—	353,746
Singapore	—	2,406,182	—	2,406,182
Spain	—	299,797	—	299,797
Sweden	—	974,730	—	974,730
United Kingdom	—	969,585	—	969,585
United States	—	361,819	—	361,819
Preferred Stocks*	325,044	—	—	325,044
Real Estate Investment Trusts*	—	1,165,402	—	1,165,402
Money Market Fund	40,410	—	—	40,410
Repurchase Agreement	—	951,870	—	951,870
Total	$2,240,238	$29,389,131	$—	$31,629,369

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2016.

See Notes to Schedules of Investments

MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Automobiles & Components: 1.4%
197,857	Harley-Davidson, Inc.	$11,542,977
Banks: 3.9%
232,802	U.S. Bancorp	11,959,039
391,293	Wells Fargo & Co.	21,564,157
		33,523,196
Capital Goods: 7.7%
124,006	Deere & Co.	12,777,578
379,802	Emerson Electric Co.	21,173,961
41,970	TransDigm Group, Inc.	10,448,851
195,591	United Technologies Corp.	21,440,685
		65,841,075
Commercial & Professional Services: 2.5%
273,622	Stericycle, Inc. *	21,079,839
Consumer Durables & Apparel: 4.7%
253,736	Polaris Industries, Inc. †	20,905,309
360,117	VF Corp.	19,212,242
		40,117,551
Consumer Services: 2.4%
366,925	Starbucks Corp.	20,371,676
Diversified Financials: 7.9%
297,593	American Express Co.	22,045,689
247,088	Bank of New York Mellon Corp.	11,707,029
133,619	Berkshire Hathaway, Inc. *	21,777,225
146,223	State Street Corp.	11,364,452
		66,894,395
Food & Staples Retailing: 1.2%
133,462	CVS Caremark Corp.	10,531,486
Food, Beverage & Tobacco: 2.6%
147,772	Mead Johnson Nutrition Co.	10,456,347
256,261	Mondelez International, Inc.	11,360,050
		21,816,397
Health Care Equipment & Services: 14.4%
264,555	AmerisourceBergen Corp.	20,685,555
223,910	Cerner Corp. *	10,606,617
287,202	Express Scripts Holding Co. *	19,756,626
135,542	McKesson Corp.	19,036,874
148,814	Medtronic PLC	10,600,021
269,155	Patterson Cos, Inc. †	11,043,430
227,869	Varian Medical Systems, Inc. *	20,458,079
102,921	Zimmer Biomet Holdings, Inc.	10,621,447
		122,808,649
Materials: 5.0%
278,493	Compass Minerals International, Inc. †	21,819,927
198,131	Monsanto Co.	20,845,363
		42,665,290
Media: 6.8%
132,740	Time Warner, Inc.	12,813,392
806,994	Twenty-First Century Fox, Inc.	22,628,112
214,643	Walt Disney Co.	22,370,093
		57,811,597
Pharmaceuticals, Biotechnology: 16.1%
100,206	Allergan Plc *	21,044,262
139,262	Amgen, Inc.	20,361,497
72,933	Biogen Idec, Inc. *	20,682,340
381,010	Bristol-Myers Squibb Co.	22,266,224
291,090	Eli Lilly & Co.	21,409,669
278,198	Gilead Sciences, Inc.	19,921,759
344,576	Pfizer, Inc.	11,191,828
		136,877,579
Real Estate: 4.9%
689,537	CBRE Group, Inc. *	21,713,520
194,238	Jones Lang LaSalle, Inc.	19,625,808
		41,339,328
Retailing: 6.1%
27,312	Amazon.com, Inc. *	20,480,449
275,880	Lowe’s Cos, Inc.	19,620,586
150,095	Tiffany & Co. †	11,621,856
		51,722,891
Software & Services: 9.6%
203,275	Guidewire Software, Inc. *	10,027,556
203,134	MasterCard, Inc.	20,973,586
177,804	Microsoft Corp.	11,048,741
285,384	Salesforce.com, Inc. *	19,537,389
257,823	Visa, Inc.	20,115,350
		81,702,622
Transportation: 2.9%
356,176	CSX Corp.	12,797,404
109,070	Norfolk Southern Corp.	11,787,195
		24,584,599
Total Common Stocks (Cost: $825,739,636)		851,231,147

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.0%
Repurchase Agreements: 7.0%
$14,163,052	Repurchase agreement dated 12/30/16 with Citigroup Global Markets, Inc. , 0.53%, due 1/3/17, proceeds $14,163,886; (collateralized by various U.S. government and agency obligations, 2.00% to 8.50%, due 12/1/17 to 1/1/47, valued at $14,446,313 including accrued interest)	14,163,052
14,163,052	Repurchase agreement dated 12/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 1/3/17, proceeds $14,163,870; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/2/17 to 2/1/49, valued at $14,446,313 including accrued interest)	14,163,052
2,980,864	Repurchase agreement dated 12/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 1/3/17, proceeds $2,981,030; (collateralized by various U.S. government and agency obligations, 0.69% to 2.00%, due 10/31/18 to 11/30/22, valued at $3,040,482 including accrued interest)	2,980,864
14,163,052	Repurchase agreement dated 12/30/16 with Mizuho Securities USA, Inc. , 0.48%, due 1/3/17, proceeds $14,163,807; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 7/1/24 to 9/20/46, valued at $14,446,313 including accrued interest)	14,163,052
14,163,052	Repurchase agreement dated 12/30/16 with Nomura Securities International, Inc. , 0.50%, due 1/3/17, proceeds $14,163,839; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 1/15/17 to 8/20/66, valued at $14,446,314 including accrued interest)	14,163,052
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $59,633,072)		59,633,072
Total Investments: 107.1% (Cost: $885,372,708)		910,864,219
Liabilities in excess of other assets: (7.1)%		(60,057,170)
NET ASSETS: 100.0%		$850,807,049

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $58,409,550.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	21.3%	$181,566,692
Consumer Staples	3.8	32,347,883
Financials	11.8	100,417,591
Health Care	30.5	259,686,228
Industrials	13.1	111,505,513
Information Technology	9.6	81,702,622
Materials	5.0	42,665,290
Real Estate	4.9	41,339,328
	100.0%	$851,231,147

The summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$851,231,147	$—	$—	$851,231,147
Repurchase Agreements	—	59,633,072	—	59,633,072
Total	$851,231,147	$59,633,072	$—	$910,864,219

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended December 31, 2016.

See Notes to Schedules of Investments

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Denmark: 4.4%
330,097	Novo-Nordisk AS (ADR)	$11,837,278
France: 4.8%
318,620	Sanofi SA (ADR)	12,884,993
Ireland: 4.2%
81,522	Endo International Plc (USD) *	1,342,667
25,773	Jazz Pharmaceuticals Plc (USD) *	2,810,030
83,292	Perrigo Co. Plc (USD)	6,932,393
		11,085,090
Israel: 4.5%
329,443	Teva Pharmaceutical Industries Ltd. (ADR)	11,942,309
Switzerland: 7.8%
283,834	Novartis AG (ADR)	20,674,469
United Kingdom: 10.0%
449,495	AstraZeneca Plc (ADR) †	12,280,203
343,820	GlaxoSmithKline Plc (ADR) †	13,240,508
11,388	GW Pharmaceuticals Plc (ADR) * †	1,272,609
		26,793,320
United States: 64.3%
301,960	Abbott Laboratories	11,598,284
215,211	AbbVie, Inc.	13,476,513
55,691	Akorn, Inc. * †	1,215,735
99,450	AmerisourceBergen Corp.	7,775,995
233,715	Bristol-Myers Squibb Co.	13,658,305
172,445	Eli Lilly & Co.	12,683,330
241,020	Johnson & Johnson	27,767,914
50,867	Mallinckrodt Plc *	2,534,194
82,047	McKesson Corp.	11,523,501
223,412	Merck and Co., Inc.	13,152,264
276,322	Mylan NV *	10,541,684
570,395	Pfizer, Inc.	18,526,430
70,507	Shire Plc (ADR)	12,012,983
215,339	Valeant Pharmaceuticals International, Inc. * †	3,126,722
226,676	Zoetis, Inc.	12,133,966
		171,727,820
Total Common Stocks (Cost: $346,046,690)		266,945,279
MONEY MARKET FUND: 0.2% (Cost: $639,607)
639,607	Dreyfus Government Cash Management Fund	639,607
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $346,686,297)		267,584,886

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.4%
Repurchase Agreements: 6.4%
$4,022,196	Repurchase agreement dated 12/30/16 with Citigroup Global Markets, Inc., 0.53%, due 1/3/17, proceeds $4,022,433; (collateralized by various U.S. government and agency obligations, 2.00% to 8.50%, due 12/1/17 to 1/1/47, valued at $4,102,640 including accrued interest)	4,022,196
4,022,196	Repurchase agreement dated 12/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 1/3/17, proceeds $4,022,428; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/2/17 to 2/1/49, valued at $4,102,640 including accrued interest)	4,022,196
4,022,196	Repurchase agreement dated 12/30/16 with HSBC Securities USA, Inc., 0.46%, due 1/3/17, proceeds $4,022,402; (collateralized by various U.S. government and agency obligations, 1.38% to 3.75%, due 11/30/18 to 11/15/43, valued at $4,102,662 including accrued interest)	4,022,196
846,502	Repurchase agreement dated 12/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 1/3/17, proceeds $846,549; (collateralized by various U.S. government and agency obligations, 0.69% to 2.00%, due 10/31/18 to 11/30/22, valued at $863,432 including accrued interest)	846,502
4,022,196	Repurchase agreement dated 12/30/16 with Nomura Securities International, Inc., 0.50%, due 1/3/17, proceeds $4,022,419; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 1/15/17 to 8/20/66, valued at $4,102,640 including accrued interest)	4,022,196
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $16,935,286)		16,935,286
Total Investments: 106.6% (Cost: $363,621,583)		284,520,172
Liabilities in excess of other assets: (6.6)%		(17,560,770)
NET ASSETS: 100.0%		$266,959,402

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,634,090.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Health Care	13.6%	$36,458,013
Health Care Equipment	4.4	11,598,284
Pharmaceuticals	81.8	218,888,982
Money Market Fund	0.2	639,607
	100.0%	$267,584,886

The summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$266,945,279	$—	$—	$266,945,279
Money Market Fund	639,607	—	—	639,607
Repurchase Agreements	—	16,935,286	—	16,935,286
Total	$267,584,886	$16,935,286	$—	$284,520,172

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2016.

See Notes to Schedules of Investments

RETAIL ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
China / Hong Kong: 4.2%
159,865	JD.com, Inc. (ADR) * †	$4,066,966
United States: 95.7%
20,344	Amazon.com, Inc. *	15,255,355
24,493	AmerisourceBergen Corp.	1,915,108
2,957	AutoZone, Inc. *	2,335,409
17,730	Bed Bath & Beyond, Inc. †	720,547
28,271	Best Buy Co., Inc.	1,206,324
42,402	Cardinal Health, Inc.	3,051,672
32,251	Costco Wholesale Corp.	5,163,708
61,615	CVS Caremark Corp.	4,862,040
34,647	Dollar General Corp.	2,566,303
58,032	Home Depot, Inc.	7,780,930
20,573	Kohl’s Corp.	1,015,895
123,415	Kroger Co.	4,259,052
31,822	L Brands, Inc.	2,095,160
64,946	Lowe’s Cos., Inc.	4,618,959
46,434	MACY’S, Inc.	1,662,801
29,952	McKesson Corp.	4,206,758
52,213	Ross Stores, Inc.	3,425,173
77,287	Sysco Corp.	4,279,381
58,019	Target Corp.	4,190,712
38,047	The Gap, Inc. †	853,775
57,113	TJX Cos., Inc.	4,290,900
58,382	Walgreens Boots Alliance, Inc.	4,831,694
90,807	Wal-Mart Stores, Inc.	6,276,580
47,806	Whole Foods Market, Inc.	1,470,513
		92,334,749
Total Common Stocks (Cost: $107,159,860)		96,401,715
MONEY MARKET FUND: 0.1% (Cost: $40,073)
40,073	Dreyfus Government Cash Management Fund	40,073
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $107,199,933)		96,441,788

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.2%
Repurchase Agreements: 5.2%
$1,192,673	Repurchase agreement dated 12/30/16 with Citigroup Global Markets, Inc., 0.53%, due 1/3/17, proceeds $1,192,743; (collateralized by various U.S. government and agency obligations, 2.00% to 8.50%, due 12/1/17 to 1/1/47, valued at $1,216,526 including accrued interest)	1,192,673
1,192,673	Repurchase agreement dated 12/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 1/3/17, proceeds $1,192,742; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/2/17 to 2/1/49, valued at $1,216,527 including accrued interest)	1,192,673
251,076	Repurchase agreement dated 12/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 1/3/17, proceeds $251,090; (collateralized by various U.S. government and agency obligations, 0.69% to 2.00%, due 10/31/18 to 11/30/22, valued at $256,098 including accrued interest)	251,076
1,192,673	Repurchase agreement dated 12/30/16 with Mizuho Securities USA, Inc., 0.48%, due 1/3/17, proceeds $1,192,737; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 7/1/24 to 9/20/46, valued at $1,216,526 including accrued interest)	1,192,673
1,192,673	Repurchase agreement dated 12/30/16 with Nomura Securities International, Inc., 0.50%, due 1/3/17, proceeds $1,192,739; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 1/15/17 to 8/20/66, valued at $1,216,527 including accrued interest)	1,192,673
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $5,021,768)		5,021,768
Total Investments: 105.2% (Cost: $112,221,701)		101,463,556
Liabilities in excess of other assets: (5.2)%		(4,981,400)
NET ASSETS: 100.0%		$96,482,156

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,758,226.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	58.2%	$56,085,209
Consumer Staples	32.3	31,142,968
Health Care	9.5	9,173,538
Money Market Fund	0.0	40,073
	100.0%	$96,441,788

The summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$96,401,715	$—	$—	$96,401,715
Money Market Fund	40,073	—	—	40,073
Repurchase Agreements	—	5,021,768	—	5,021,768
Total	$96,441,788	$5,021,768	$—	$101,463,556

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2016.

See Notes to Schedules of Investments

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Bermuda: 1.6%
493,988	Marvell Technology Group Ltd. (USD)	$6,851,614
Netherlands: 9.3%
185,814	ASML Holding NV (USD)	20,848,331
195,557	NXP Semiconductors NV (USD) *	19,166,542
		40,014,873
Singapore: 5.2%
126,861	Broadcom Ltd. (USD)	22,425,219
Taiwan: 12.4%
1,871,198	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	53,796,942
United States: 71.4%
263,790	Analog Devices, Inc.	19,156,430
591,809	Applied Materials, Inc.	19,097,676
255,965	Cadence Design Systems, Inc. *	6,455,437
62,511	Cavium, Inc. *	3,903,187
148,234	Integrated Device Technology, Inc. *	3,492,393
1,611,634	Intel Corp.	58,453,965
132,339	Lam Research Corp.	13,992,202
188,967	Linear Technology Corp.	11,782,092
241,534	Maxim Integrated Products, Inc.	9,315,966
204,370	Microchip Technology, Inc.	13,110,336
941,281	Micron Technology, Inc. *	20,632,880
94,718	Microsemi Corp. *	5,111,930
224,856	NVIDIA Corp.	24,001,129
405,543	ON Semiconductor Corp. *	5,174,729
93,598	Qorvo, Inc. * †	4,935,423
532,862	Qualcomm, Inc.	34,742,602
180,736	Skyworks Solutions, Inc. †	13,493,750
184,983	Teradyne, Inc.	4,698,568
296,082	Texas Instruments, Inc.	21,605,104
248,980	Xilinx, Inc.	15,030,923
		308,186,722
Total Common Stocks (Cost: $445,965,635)		431,275,370
MONEY MARKET FUND: 0.1% (Cost: $443,841)
443,841	Dreyfus Government Cash Management Fund	443,841
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $446,409,476)		431,719,211

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.3%
Repurchase Agreements: 1.3%
$1,333,129	Repurchase agreement dated 12/30/16 with Citigroup Global Markets, Inc., 0.53%, due 1/3/17, proceeds $1,333,208; (collateralized by various U.S. government and agency obligations, 2.00% to 8.50%, due 12/1/17 to 1/1/47, valued at $1,359,792 including accrued interest)	1,333,129
1,333,129	Repurchase agreement dated 12/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 1/3/17, proceeds $1,333,206; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/2/17 to 2/1/49, valued at $1,359,792 including accrued interest)	1,333,129
1,333,129	Repurchase agreement dated 12/30/16 with HSBC Securities USA, Inc., 0.46%, due 1/3/17, proceeds $1,333,197; (collateralized by various U.S. government and agency obligations, 1.38% to 3.75%, due 11/30/18 to 11/15/43, valued at $1,359,799 including accrued interest)	1,333,129
280,566	Repurchase agreement dated 12/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 1/3/17, proceeds $280,582; (collateralized by various U.S. government and agency obligations, 0.69% to 2.00%, due 10/31/18 to 11/30/22, valued at $286,177 including accrued interest)	280,566
1,333,129	Repurchase agreement dated 12/30/16 with Nomura Securities International, Inc., 0.50%, due 1/3/17, proceeds $1,333,203; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 1/15/17 to 8/20/66, valued at $1,359,792 including accrued interest)	1,333,129
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $5,613,082)		5,613,082
Total Investments: 101.3% (Cost: $452,022,558)		437,332,293
Liabilities in excess of other assets: (1.3)%		(5,755,151)
NET ASSETS: 100.0%		$431,577,142

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,378,956.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Information Technology	18.8%	$81,066,191
Semiconductor Equipment	13.6	58,636,777
Semiconductors	67.5	291,572,402
Money Market Fund	0.1	443,841
	100.0%	$431,719,211

The summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$431,275,370	$—	$—	$431,275,370
Money Market Fund	443,841	—	—	443,841
Repurchase Agreements	—	5,613,082	—	5,613,082
Total	$431,719,211	$5,613,082	$—	$437,332,293

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2016.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2016 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of VanEck Associates Corporation, the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of December 31, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$732,447,693	$5,160,009	$(123,433,448)	$(118,273,439)
Environmental Services ETF	16,994,000	3,940,943	(686,353)	3,254,590
Gaming ETF	23,480,477	1,773,871	(5,989,805)	(4,215,934)
Generic Drug ETF	4,804,203	127,642	(473,401)	(345,759)
Pharmaceutical ETF	363,624,617	675,158	(79,779,603)	(79,104,445)
Retail ETF	112,221,701	3,819,536	(14,577,681)	(10,758,145)
Semiconductor ETF	451,905,039	2,107,234	(16,679,980)	(14,572,746)
Global Spin-Off ETF	3,046,337	410,653	(90,498)	320,155
Morningstar International Moat ETF	31,113,703	1,155,830	(640,164)	515,666
Morningstar Wide Moat ETF	885,391,697	51,614,551	(26,142,029)	25,472,522

Other– The United Kingdom recently decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact, the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: February 28, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: February 28, 2017